WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

     The year 2000 has been a difficult one for the financial markets. During the last 5 years of the 1990's, the U.S. economy and the U.S. stock market produced returns that were well above long-term norms. As a consequence of these trends, the Federal Reserve (the "Fed") adopted a tight monetary policy in an effort to provide a soft landing for an economy at risk of expanding at an inflationary pace. Over the past year, the Fed raised its Federal Funds rate target 1.25 percentage points to 6.5%. The Fed's intentions were quite clear -- slow down economic growth, keep inflation from rising AND strip "excess exuberance" from the technology stocks. As we now know, it was quite successful in all three -- maybe even a little TOO successful.

     The rest of the year showed the results of the Fed's actions. One by one, statistics all fell in line and painted a very unmistakable picture of the economy slowing and, in some cases, corporate profits falling. An announcement late in the year by a major U.S. bank, detailing credit problems, seemed to say it all -- economic growth is weak, profits are too, and credit problems are rising.

     Late in the fourth quarter of 2000, the Chairman of the Federal Reserve, Alan Greenspan, noted in a speech that indeed growth had subsided and, just maybe, interest rates might be able to come down. The Nasdaq Index reacted to those comments by rising a record 10% in one day. Unfortunately, investors soon realized that the second half of Greenspan's comments -- interest rates might come down -- was preceded by the first half -- the economy is slowing. Serious investors soon realized that a slower economy means slower corporate profits growth. Most of that record one-day gain was given back by the end of the year.

     As the new year began, the realities of slower growth and corporate profits is even hitting the Fed, whichresponded by cutting interest rates by 50 basis points on January 3, 2001. Underscoring renewed concerns of economic weakness, the Fed reduced the Federal Funds rate target an additional 50 basis point at month end, the first back-to-back 50 basis point reduction in the last ten years. The Fed also issued a statement saying the risks are weighted toward conditions that may generate economic weakness in the near future. Given the tenor of the statement, it appears reductions in the Federal Funds rate target may be forthcoming.

     We will monitor economic activity and use this information as a basis to lengthen or shorten the portfolio's maturity structure in order to maximize shareholder's returns. We will continue to maintain a conservative bias, particularly given the potential impact on credit quality from weakening economic fundamentals. Liquidity and safety of principal will continue as the primary objective for this portfolio.

----------------------------
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THIS PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

INVESTMENT RESULTS

     The Premier Money Market Portfolio paid shareholders dividends of $0.03 per share for the six-month period ended December 31, 2000. Based on the Portfolio's net asset value of $1.00 per share, these dividends represented a return of 3.32%. A comparison versus the Portfolio's benchmarks is presented below:

                                                             FOR THE SIX-MONTH
                                                               PERIOD ENDED
                                                             DECEMBER 31, 2000
                                                             -----------------
        WILMINGTON PREMIER MONEY MARKET PORTFOLIO                    3.32%
        Lipper Money Market Funds                                    2.96%
        Lipper Institutional Money Market Funds                      3.19%

     We invite your comments and questions and thank you for your investment in the Wilmington Premier Money Market Portfolio. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                   Sincerely,

                                   /s/ Robert J. Christian

                                   Robert J. Christian
February 21, 2001                  President

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
   FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

ASSETS:
Investment in Series, at value .................................................   $651,037,854
Other assets ...................................................................          9,768
                                                                                   ------------
Total assets ...................................................................    651,047,622
                                                                                   ------------
LIABILITIES:
Dividends payable ..............................................................      3,731,298
Other accrued expenses .........................................................         59,509
                                                                                   ------------
Total liabilities ..............................................................      3,790,807
                                                                                   ------------
NET ASSETS .....................................................................   $647,256,815
                                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital ................................................................   $647,269,862
Accumulated net realized loss on investments ...................................        (13,047)
                                                                                   ------------
NET ASSETS .....................................................................   $647,256,815
                                                                                   ============
Shares of beneficial interest outstanding ......................................    647,269,862
                                                                                   ============
NET ASSET VALUE, offering and redemption price per share
   ($0.01 par value, unlimited authorized shares) ..............................          $1.00
                                                                                          =====

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Six-Month Period Ended December 31, 2000 (Unaudited)

INVESTMENT INCOME:
   Investment income from Series ...............................................    $20,372,189
   Expenses from Series ........................................................       (607,965)
                                                                                    -----------
      Net investment income from Series ........................................     19,764,224
                                                                                    -----------
EXPENSES:
   Administration and accounting fees ..........................................         18,096
   Transfer agent fees .........................................................          8,922
   Trustees' fees ..............................................................          2,765
   Registration fees ...........................................................          2,839
   Professional fees ...........................................................         14,788
   Reports to shareholders .....................................................         10,406
   Other .......................................................................          4,476
                                                                                    -----------
      Total expenses before fee waivers and expense reimbursements .............         62,292
      Fees waived and expenses reimbursed ......................................        (62,292)
                                                                                    -----------
         Total expenses, net ...................................................             --
                                                                                    -----------
   Net investment income .......................................................     19,764,224
                                                                                    -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................................             --
                                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................    $19,764,224
                                                                                    ===========


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX MONTHS
                                                                                      ENDED        FOR THE FISCAL
                                                                                DECEMBER 31, 2000    YEAR ENDED
                                                                                   (UNAUDITED)      JUNE 30, 2000
                                                                               ------------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ....................................................  $      19,764,224   $   28,350,386
   Net realized gain (loss) on investments ..................................                 --           (6,143)
                                                                               ------------------  --------------
Net increase in net assets resulting from operations ........................         19,764,224       28,344,243
                                                                               ------------------  --------------
Distributions to shareholders from net investment income ....................        (19,764,224)     (28,350,386)
                                                                               ------------------  --------------
Portfolio share transactions (a):
   Proceeds from shares sold ................................................      1,998,166,499    2,750,960,358
   Cost of shares issued on reinvestment of distributions ...................         18,326,268       27,296,972
   Cost of shares redeemed ..................................................     (1,872,469,858)  (2,686,718,077)
                                                                               ------------------  --------------
Net increase in net assets from Portfolio share transactions ................        144,022,909       91,539,253
                                                                               ------------------  --------------
Total increase in net assets ................................................        144,022,909       91,533,110
NET ASSETS:
   Beginning of period ......................................................        503,233,906      411,700,796
                                                                               ------------------  --------------
   End of period ............................................................   $    647,256,815    $ 503,233,906
                                                                               =================   ==============

(a) TRANSACTIONS IN CAPITAL SHARES WERE:                                              SHARES            SHARES
                                                                               ------------------  --------------
   Shares sold ..............................................................      1,998,166,499    2,750,960,358
   Shares issued on reinvestment of distributions ...........................         18,326,268       27,296,972
   Shares redeemed ..........................................................     (1,872,469,858)  (2,686,718,077)
                                                                               ------------------  --------------
   Net increase in shares ...................................................        144,022,909       91,539,253
   Shares outstanding -- Beginning of period ................................        503,246,953      411,707,700
                                                                               ------------------  --------------
   Shares outstanding -- End of period ......................................        647,269,862      503,246,953
                                                                               ==================  ==============


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statmements. It should be read in conjunction with the financial statements and notes thereto.

                                                   FOR THE SIX
                                                   MONTHS ENDED                  FOR THE FISCAL YEARS ENDED JUNE 30,
                                                 DECEMBER 31, 2000  -----------------------------------------------------------
                                                    (UNAUDITED)      2000(2)    1999(1)       1998          1997        1996
                                                     ---------      ---------  ---------   ---------     ---------    ---------
NET ASSET VALUE -- BEGINNING OF PERIOD ........      $    1.00      $    1.00  $    1.00   $    1.00     $    1.00    $    1.00
                                                     ---------      ---------  ---------   ---------     ---------    ---------
INVESTMENT OPERATIONS:
   Net investment income ......................           0.03           0.06       0.05        0.05          0.05         0.05
                                                     ---------      ---------  ---------   ---------     ---------    ---------
DISTRIBUTIONS:
   From net investment income .................          (0.03)         (0.06)     (0.05)      (0.05)        (0.05)       (0.05)
                                                     ---------      ---------  ---------   ---------     ---------    ---------
NET ASSET VALUE -- END OF PERIOD ..............      $    1.00      $    1.00  $    1.00   $    1.00     $    1.00    $    1.00
                                                     =========      =========  =========   =========     ==========   =========
TOTAL RETURN ..................................           3.32%**        5.80%      5.15%       5.61%         5.43%        5.61%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
   DATA(3):
   Expenses:
      Including expense limitations ...........           0.20%*         0.20%      0.20%       0.20%         0.20%        0.20%
      Excluding expense limitations ...........           0.28%*         0.32%      0.31%       0.31%         0.27%        0.27%
   Net investment income ......................           6.54%*         5.66%      5.00%       5.46%         5.31%        5.47%
Net assets at end of period (000 omitted) .....       $647,257       $503,234   $411,701    $240,359      $415,285     $389,967

*    Annualized.
**   Not annualized.
(1) Effective October 20, 1998, Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, became the investment adviser to the WT Investment Trust I - Premier Money Market Series.
(2) Effective November 1, 1999, Rodney Square Management Corporation, a wholly owned subsidiary of WTC, became the investment adviser to the WT Investment Trust I - Premier Money Market Series.
(3) The expense and net investment income ratios for the six-month period ended December 31, 2000 and the fiscal years ended June 30, 2000, 1999, 1998 and 1997 include expenses allocated from the WT Investment Trust I - Premier Money Market Series.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
   NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. Wilmington Premier Money Market Portfolio (the "Portfolio") is a series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end investment management company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolio. Information regarding other series of the Fund are contained in separate reports to their shareholders.

     Unlike other investment companies which directly acquire and manage their own portfolio of securities, the Portfolio seeks to achieve its investment objective by investing all of its investable assets in the Premier Money Market Series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of the Portfolio is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolio:

     VALUATION OF INVESTMENT IN SERIES. Valuation of the Portfolio's investment in the Series is based on the underlying securities held by the Series. The Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

     FEDERAL INCOME TAXES. The Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. At June 30, 2000, the Portfolio had a net tax basis capital loss carryforward available to offset future net capital gains of approximately $6,900, which will expire as follows:

                     CAPITAL LOSS              EXPIRATION
                     CARRYFORWARD                 DATE
                     ------------              ----------
                        $1,300                 06/30/2003
                         2,900                 06/30/2005
                         2,700                 06/30/2008

     INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS. The Portfolio records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Portfolio records its own expenses as incurred. Distributions to shareholders of the Portfolio are declared daily from net investment income and paid to shareholders monthly. Distributions from net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
   NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS. During the six months ended December 31, 2000, $1,133,500,568 was contributed to and $1,007,996,433 was withdrawn from the Series.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Rodney Square Mangement Corporation ("RSMC"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

     PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolio.

     RSMC has agreed to waive its advisory fee or reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.20% of the average daily net assets of the Portfolio. This undertaking will remain in place until the Board of Trustees approves its termination.

     As of December 31, 2000, Peter Kiewit Sons', Inc., is the direct or indirect parent of shareholders of greater than 25% of the voting securities of the Portfolio.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
   SEMI-ANNUAL REPORT / DECEMBER 31, 2000 (UNAUDITED)
-----------------------------------------------------

          (The following pages should be read in conjunction with the
                      Portfolio's Financial Statements.)

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
   (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P       PRINCIPAL        VALUE
                                                                     RATING           AMOUNT         (NOTE 2)
                                                                   -----------       ---------       --------


CERTIFICATES OF DEPOSIT -- 47.9%

  FOREIGN BANKS, FOREIGN CENTERS -- 21.5%
      Abbey National PLC, 6.67%, 01/16/2001 ....................   P-1, A-1+       $20,000,000    $20,000,000
      Banque Nationale De Paris, 6.64%, 01/29/2001 .............   P-1, A-1         20,000,000     20,000,074
      Barclays Bank, PLC, 6.68%, 01/05/2001 ....................   P-1, A-1+        25,000,000     25,000,021
      Commerzbank, 7.08%, 07/23/2001 ...........................   P-1, A-1+        10,000,000      9,999,738
      Commerzbank, 7.45%, 05/21/2001 ...........................   P-1, A-1+        10,000,000     10,002,187
      Credit Agricole Indosuez, London, 7.30%, 05/03/2001 ......   P-1, A-1+        10,000,000     10,000,000
      Dresdner Bank, 6.64%, 02/07/2001 .........................   P-1, A-1+        20,000,000     20,000,098
      Westdeutsche Landesbank, 6.75%, 03/01/2001 ...............   P-1, A-1+        25,000,000     25,000,390
                                                                                                 ------------
                                                                                                  140,002,508
                                                                                                 ------------
  FOREIGN BANKS, U.S. BRANCHES -- 22.6%
      Bank of Nova Scotia, 6.65%, 02/01/2001 ...................   P-1, A-1          4,000,000      3,999,844
      Bayerische Landesbank, 6.68%, 01/16/2001 .................   P-1, A-1+        20,000,000     20,000,076
      Canadian Imperial Bank of Commerce, 6.37%, 05/11/2001 ....   P-1, A-1+        23,000,000     23,000,000
      Deutsche Bank, 6.67%, 01/30/2001 .........................   P-1, A-1+        20,000,000     20,000,000
      Landesbank Hessen-Thuringen, 6.38%, 05/11/2001 ...........   P-1, A-1+        25,000,000     25,000,872
      Rabobank Nederland, 6.54%, 02/01/2001 ....................   P-1, A-1+        20,000,000     19,999,375
      Royal Bank of Canada, 6.98%, 05/02/2001 ..................   P-1, A-1+        10,000,000      9,999,689
      Royal Bank of Scotland, 6.63%, 02/07/2001 ................   P-1, A-1+        25,000,000     25,000,000
                                                                                                 ------------
                                                                                                  146,999,856
                                                                                                 ------------
 U.S. BANKS, U.S. BRANCHES -- 3.8%
      Regions Bank, 6.53%, 11/30/2001 ..........................   P-1, A-1         25,000,000     24,998,919
                                                                                                 ------------
                                                                                                   24,998,919
                                                                                                 ------------
    TOTAL CERTIFICATES OF DEPOSIT
      (COST $312,001,283) ....................................................................    312,001,283
                                                                                                 ------------
COMMERCIAL PAPER -- 40.8%

  AUTOMOBILES -- 7.6%
      Ford Motor Credit, 6.60%, 01/03/2001 .....................   P-1, A-1          5,000,000      4,999,083
      Ford Motor Credit Puerto Rico, 6.53%, 01/25/2001 .........   P-1, A-1         20,000,000     19,916,561
      Volkswagen of America Inc., 6.50%, 02/06/2001 ............   P-1, A-1         25,000,000     24,842,014
                                                                                                 ------------
                                                                                                   49,757,658
                                                                                                 ------------
  FINANCIAL SERVICES -- 15.4%
      Allianz of America Finance, 6.53%, 01/25/2001 ............   P-1, A-1+        10,000,000      9,958,281
      Allianz of America Finance, 6.53%, 01/25/2001 ............   P-1, A-1+        15,400,000     15,335,752
      Bayerische Hypotheken, 6.50%, 02/01/2001 .................   P-1, A-1         25,000,000     24,864,583
      Park Avenue Receivables Corp., 6.66%, 01/24/2001 .........   P-1, A-1          5,000,000      4,979,772
      Park Avenue Receivables Corp., 6.53%, 01/30/2001 .........   P-1, A-1         20,000,000     19,898,422
      USB Finance (DE) Inc., 6.56%, 01/18/2001 .................   P-1, A-1+        25,000,000     24,927,111
                                                                                                 ------------
                                                                                                   99,963,921
                                                                                                 ------------
  LEASING -- 1.5%
      Vehicle Services Corporation of America, 6.52%, 02/01/2001   P-1, A-1+        10,000,000      9,945,667
                                                                                                 ------------
                                                                                                    9,945,667
                                                                                                 ------------

    The accompanying notes are an integral part of the financial statements.
                                       10

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P       PRINCIPAL        VALUE
                                                                     RATING           AMOUNT         (NOTE 2)
                                                                   -----------       ---------       --------
  MEDICAL SERVICES -- 1.8%
      Medical Building Funding VIII, 6.69%, 01/26/2001 .........       A-1         $11,800,000    $11,747,372
                                                                                                 ------------
                                                                                                   11,747,372
                                                                                                 ------------
  SECURITIES DEALERS -- 10.7%
      Credit Suisse First Boston, 6.51%, 02/05/2001 ............   P-1, A-1+        25,000,000     24,846,292
      Goldman Sachs Group LP, 6.56%, 01/03/2001 ................   P-1, A-1+         5,000,000      4,999,089
      Goldman Sachs Group LP, 6.52%, 01/18/2001 ................   P-1, A-1+        15,000,000     14,956,533
      Salomon Smith Barney, 6.46%, 02/15/2001 ..................   P-1, A-1         25,000,000     24,802,611
                                                                                                 ------------
                                                                                                   69,604,525
                                                                                                 ------------
  TELECOMMUNICATION SERVICES -- 3.8%
      AT&T Corp., 6.53%, 01/29/2001 ............................   P-1, A-1         25,000,000     24,877,562
                                                                                                 ------------
                                                                                                   24,877,562
                                                                                                 ------------
    TOTAL COMMERCIAL PAPER
      (COST $265,896,705) ..................................................................      265,896,705
                                                                                                 ------------
TIME DEPOSITS -- 10.4%
      Fifth Third Bancorp, 6.38%, 01/02/2001 ...................                    25,000,000     25,000,000
      Suntrust Banks Inc., 5.75%, 01/02/2001 ...................                    17,314,400     17,314,400
      Wachovia Bank N.A., 6.38%, 01/02/2001 ....................                    25,000,000     25,000,000
                                                                                                 ------------
    TOTAL TIME DEPOSITS
      (COST $67,314,400) ....................................................................      67,314,400
                                                                                                 ------------
TOTAL INVESTMENTS -- (COST $645,212,388)+ 99.1% .............................................     645,212,388
OTHER ASSETS AND LIABILITIES, NET -- 0.9% ...................................................       5,944,247
                                                                                                 ------------
NET ASSETS -- 100% .........................................................................     $651,156,635
                                                                                                 ============

+ Cost for federal income tax purposes


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

ASSETS:
Investment in securities, at value*                                 $645,212,388
Interest receivable ...........................................        6,200,751
                                                                    ------------
Total assets ..................................................      651,413,139
                                                                    ------------
LIABILITIES:
Due to custodian ..............................................          119,829
Accrued advisory fee ..........................................           86,513
Other accrued expenses ........................................           50,162
                                                                    ------------
Total liabilities .............................................          256,504
                                                                    ------------
NET ASSETS ....................................................     $651,156,635
                                                                    ============
* Investments at cost .........................................     $645,212,388


    The accompanying notes are an integral part of the financial statements.
                                       12

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Six-Month Period Ended December 31, 2000 (Unaudited)

INVESTMENT INCOME ..............................................................    $20,376,125
                                                                                  -------------
EXPENSES:
   Advisory fees ...............................................................        609,593
   Administration and accounting fees ..........................................        119,950
   Custody fees ................................................................         25,717
   Trustees' fees ..............................................................          2,598
   Professional fees ...........................................................         10,715
   Other .......................................................................         21,326
                                                                                  -------------
      Total expenses before fee waivers and expense reimbursements .............        789,899
      Fees waived and expenses reimbursed ......................................       (181,814)
                                                                                  -------------
        Total expenses, net ....................................................        608,085
                                                                                  -------------
   Net investment income .......................................................     19,768,040
                                                                                  -------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................................             --
                                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................    $19,768,040
                                                                                  =============


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED          FOR THE FISCAL
                                                              DECEMBER 31, 2000         YEAR ENDED
                                                                 (UNAUDITED)           JUNE 30, 2000
                                                             -------------------     ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..................................     $    19,768,040       $    28,356,615
   Net realized gain (loss) on investments ................                   -                (6,144)
                                                               -----------------     -----------------
Net increase in net assets resulting
   from operations ........................................          19,768,040            28,350,471
                                                               -----------------     -----------------
Transactions in beneficial interest:
   Contributions ..........................................       1,133,500,568         2,352,516,431
   Withdrawals ............................................      (1,007,996,433)       (2,288,289,203)
                                                               -----------------     -----------------
Net increase in net assets from transactions in
   beneficial interest ....................................         125,504,135            64,227,228
                                                               -----------------     -----------------
Total increase in net assets ..............................         145,272,175            92,577,699
NET ASSETS:
   Beginning of period ....................................         505,884,460           413,306,761
                                                               -----------------     -----------------
   End of period ..........................................     $   651,156,635       $   505,884,460
                                                               =================     =================


    The accompanying notes are an integral part of the financial statements.
                                       14

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. DESCRIPTION OF THE TRUST. Premier Money Market Series (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   SECURITY VALUATION. The Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   FEDERAL INCOME TAXES. The Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   REPURCHASE AGREEMENTS. The Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   OTHER. Investment security transactions are accounted for on a trade date basis. The Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Effective November 1, 1999, RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, provides investment advisory services to the Series. For its services, RSMC receives a fee of 0.20% of the Series' average daily net assets. For the period October 20, 1998 through October 31, 1999 and the period prior to October 20, 1998, WTC and Kiewit Investment Management Corp., respectively, provided advisory services to the Series under substantially similar terms.

   RSMC has agreed to waive all or a portion of its advisory fee and reimburse expenses in an amount that will limit annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to not more than 0.20% of the average daily net assets of the Series. This undertaking will remain in place until the Board of Trustees approves its termination.

   PFPC Inc., an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   WTC serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. FINANCIAL HIGHLIGHTS. Financial highlights were as follows:

                                                FOR THE             FOR THE FISCAL YEARS ENDED JUNE 30:
                                           SIX MONTHS ENDED      ------------------------------------------
                                           DECEMBER 31, 2000      2000        1999       1998        1997(1)
                                           -----------------     ------------------------------------------
   Total Return...........................          3.32%**       5.80%       N/A         N/A         N/A
   Ratios to average net assets:
      Expenses
        Including expense limitations.....          0.20%*        0.20%       0.16%       0.16%       0.16%*
        Excluding expense limitations.....          0.26%*        0.26%       0.27%       0.27%       0.27%*
      Net investment income...............          6.59%*        5.66%       5.04%       5.50%       5.41%*

  *  Annualized.
  ** Not annualized
  (1)Commencement of operations March 1, 1997.
 N/A Not available.

                                                            WILMINGTON
                                                                 FUNDS
                      TRUSTEES
                  Robert H. Arnold
                    Eric Brucker
                 Robert J. Christian
                Nicholas A. Giordano
                   Louis Klein Jr.
                Clement C. Moore, II
                  John J. Quindlen
                 William P. Richards
             -------------------------

                      OFFICERS                         PREMIER PORTFOLIO
           Robert J. Christian, PRESIDENT
             Eric Cheung, VICE PRESIDENT               -    PREMIER MONEY MARKET
        Joseph M. Fahey, Jr., VICE PRESIDENT
            John R. Giles, VICE PRESIDENT
             Fred Filoon, VICE PRESIDENT
               Pat Colletti, TREASURER
              -------------------------

                 INVESTMENT ADVISER
           Rodney Square Management Corp.
                 Rodney Square North
              1100 North Market Street
                Wilmington, DE 19890
              --------------------------

                      CUSTODIAN
              Wilmington Trust Company
                 Rodney Square North
              1100 North Market Street
                Wilmington, DE 19890
             ---------------------------

                     DISTRIBUTOR
               PFPC Distributors, Inc.
                 3200 Horizon Drive
              King of Prussia, PA 19406
             ---------------------------

                   ADMINISTRATOR,
                 TRANSFER AGENT AND
                  ACCOUNTING AGENT
                      PFPC Inc.
                400 Bellevue Parkway
                Wilmington, DE 19809
             ---------------------------

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON PREMIER MONEY MARKET PORTFOLIO.

WPRE-SEMI-12/00


                                                               SEMI-ANNUAL
                                                            December 31, 2000